Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Class A Ordinary Share	Class B Ordinary Shares	Additional paid-in capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Beginning Balance at Dec. 31, 2016	$ 20,010	$ 11,900	$ 1,968,100	$ 2,199,528	$ 48,152	$ 4,247,690
Beginning Balance, shares at Dec. 31, 2016	20,010,000	11,900,000
Net income				3,899,891		3,899,891
Foreign currency translation adjustment					(29,664)	(29,664)
Ending Balance at Dec. 31, 2017	$ 20,010	$ 11,900	1,968,100	6,099,419	18,488	8,117,917
Ending Balance, shares at Dec. 31, 2017	20,010,000	11,900,000
Net income				(8,412,731)		(8,412,731)
Issuance of common stock for cash	$ 1,306		5,727,505			5,728,811
Issuance of common stock for cash, shares	1,306,055
Foreign currency translation adjustment					284,923	284,923
Ending Balance at Dec. 31, 2018	$ 21,316	$ 11,900	7,695,605	(2,313,312)	303,411	5,718,920
Ending Balance, shares at Dec. 31, 2018	21,316,055	11,900,000
Net income				(1,562,855)		(1,562,855)
Issuance of common shares for acquisition equities of Anyi	$ 475		7,599,525			7,600,000
Issuance of common shares for acquisition equities of Anyi, shares	475,000
Cancelled shareholders' common stocks		$ (4,800)	4,800
Cancelled shareholders' common stocks, shares		(4,800,000)
Foreign currency translation adjustment					95,060	95,060
Ending Balance at Dec. 31, 2019	$ 21,791	$ 7,100	$ 15,299,930	$ (3,876,167)	$ 398,471	$ 11,851,125
Ending Balance, shares at Dec. 31, 2019	21,791,055	7,100,000